Special Charges (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components Of Company's Special Charges

The following table summarizes the components of the Company’s special charges and the remaining accruals for these charges (in millions) as of March 31, 2013:

	Facility Exit Costs	Employee Charges	Total
Remaining accrual at December 31, 2012	$4	192	$196
Special charges	4	8	12
Non-cash charges	(4)	—	(4)
Adjustments	—	—	—
Payments	—	(61)	(61)

Remaining accrual at March 31, 2013	$4	$139	$143

The following table summarizes the components of the Company’s special charges, the remaining accruals for these charges and the capacity reduction related charges (in millions) as of December 31, 2012:

	Aircraft Charges	Facility Exit Costs	Employee Charges	Total
Remaining accrual at January 1, 2010	$155	$20	$—	$175
Non-cash charges	—	—	—	—
Adjustments	(8)	11	—	3
Payments	(88)	(4)	—	(92)

Remaining accrual at December 31, 2010	$59	$27	$—	$86
Non-cash charges	(725)	1	—	(724)
Adjustments	751	(8)	—	743
Payments	(36)	(4)	—	(40)

Remaining accrual at December 31, 2011	$49	$16	$—	$65
Special charges	11	13	361	385
Non-cash charges	(11)	(13)	—	(24)
Adjustments	(47)	(11)	—	(58)
Payments	(2)	(1)	(169)	(172)

Remaining accrual at December 31, 2012	$—	$4	$192	$196